Business Combinations (Acquisition of MoboTap, Narrative) (Details) (USD $)	0 Months Ended
	Jul. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 258,997,000	$ 180,252,000
MoboTap [Member]
Business Acquisition [Line Items]
Percentage of acquired equity interests	51.00%
Cash consideration	9,083,000
Percentage of equity interest, Changyou has right to purchase from noncontrolling shareholders	10.00%
Percentage below IPO price, Changyou has right to purchase from non-controlling shareholders	20.00%
Percentage of equity interest, non-controlling shareholders have one-time right to put to Changyou under specific conditions	15.00%
Aggregate price, non-controlling shareholders have one-time right to put to Changyou under specific conditions	53,000,000
Goodwill	$ 113,040,000
MoboTap [Member] | Dolphin Browser user base [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	2 years 4 months 24 days
MoboTap [Member] | Technology [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	5 years 4 months 24 days
MoboTap [Member] | Trademark [Member]
Business Acquisition [Line Items]
Estimated average weighted useful life	10 years 4 months 24 days